Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
At December 31, 2019, total compensation cost related to nonvested awards not yet recognized was approximately $38,000. The weighted-average period over which this compensation cost is expected to be recognized is approximately two years. The aggregate intrinsic value for SARs and RSUs outstanding at December 31, 2019 and 2018 was approximately $132,700 and $97,800, respectively. The aggregate intrinsic value for SARs and RSUs vested totaled approximately $58,200 and $41,300 at December 31, 2019 and 2018, respectively. At December 31, 2019, the weighted-average contractual life for outstanding and exercisable SARs and RSUs was 4 years. Share-based compensation costs of $28,703, $17,737, and $14,031, were recorded for the years ended December 31, 2019, 2018, and 2017, respectively. The total income tax benefits recognized in the consolidated statements of income and comprehensive income for share-based compensation arrangements were approximately $8,700, $5,600, and $4,600 for 2019, 2018, and 2017, respectively. There have been no modifications to valuation methodologies or methods during the years ended December 31, 2019, 2018, or 2017.
The fair value of RSUs is based on the price of the Company’s stock on the date of grant. The total fair value of RSUs vested during the years ended December 31, 2019, 2018, and 2017 were $26,200, $20,800, and $15,500, respectively. The Company did not grant SARs for the years ended December 31, 2019 and 2018. For the year ended December 31, 2017, the fair value of SARs granted were estimated using a Black-Scholes option pricing model with the following weighted-average assumptions: risk-free interest rate of 2.3%; dividend yield of 2.8%; annual historical volatility factor of the expected market price of the Company’s common stock of 19% for an average expected life of approximately 6 years.
A summary of the Company’s share-based compensation activity and related information is as follows:

	2019
	Shares (1)	Weighted Average Exercise Price (2)
Outstanding at beginning of year	3,650	$85
Granted	395	$—
Exercised	(922)	$76
Forfeited	(98)	$92
Outstanding at end of year (3)	3,025	$88
Exercisable at end of year	2,190	$87
Shares available for future grants	7,834
(1)Shares include RSUs.
(2)The weighted average exercise price excludes RSUs.
(3)The exercise prices for SARs outstanding as of December 31, 2019 ranged from approximately $43 to $100. The weighted average remaining contractual life of all SARs outstanding is approximately five years.
The weighted average grant date fair value of SARs granted during 2017 was $13.89. The aggregate intrinsic value of SARs and RSUs exercised during the years ended December 31, 2019, 2018, and 2017 was $36,200, $32,600, and $16,800, respectively.
In 2019, the Company granted approximately 395 RSUs. In 2018, the Company granted approximately 360 RSUs. In 2017, the Company granted approximately 746 SARs and 171 RSUs.
A summary of the Company’s nonvested share awards activity is as follows:

Nonvested Share Awards (RSUs)	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2019	563	$91
Granted	395	$100
Vested	(216)	$94
Forfeited	(65)	$94
Nonvested at December 31, 2019	677	$95